Change in Accounting Estimate - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Change in Accounting Estimate [Line Items]
Increase in depreciation and amortization expenses	$ 14.9
Decrease in net income attributable to partners	$ 10.8
Decrease in net income attributable to partners, per unit amount	$ 0.15
Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Number of shuttle tankers impacted by reduced useful lives	6
Original useful life [Member] | Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Estimated useful life	25 years
Reduced useful life [Member] | Older shuttle tankers [Member]
Change in Accounting Estimate [Line Items]
Estimated useful life	20 years